Schedule of investments
Delaware Ivy California Municipal High Income Fund
December 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.36%
Corporate Revenue Bonds — 13.42%
California County Tobacco Securitization Agency
(Gold Country Settlement Funding Corporation) Series 1 4.00% 6/1/49	145,000	$ 143,250
(Merced County Tobacco Funding Corporation) 5.00% 6/1/50	250,000	247,045
(Sonoma County Securitization Corporation) 0.001% 6/1/55 ^	250,000	49,187
(Stanislaus County Tobacco Funding Corporation) Series D 0.001% 6/1/55 ^	1,000,000	62,200
California Municipal Finance Authority
(United Airlines, Los Angeles International Airport Project) 4.00% 7/15/29 (AMT)	250,000	243,818
California Pollution Control Financing Authority
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	300,000	293,160
Long Beach Bond Finance Authority
NATURAL GAS PURCHASE REVENUE BONDS Series A 5.50% 11/15/37	165,000	180,079
M-S-R Energy Authority California Gas Revenue
Series C 7.00% 11/1/34	300,000	371,028
Southern California Public Power Authority
(Natural Gas Project) 5.00% 11/1/33	295,000	316,892
Tobacco Securitization Authority of Southern California
(Capital Appreciation - Restructured) Third Subordinate Series D 0.032% 6/1/46 ^	305,000	36,893
		1,943,552
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds — 21.09%
California Educational Facilities Authority Revenue
(Art Center College of Design) Series 2018A 5.00% 12/1/48	250,000	$ 250,592
(Loma Linda University) Series A 5.00% 4/1/47	300,000	306,825
California Municipal Finance Authority
(California Baptist University) Series A 144A 5.00% 11/1/46 #	500,000	473,970
(CHF-Davis I - West Village Student Housing Project) 4.00% 5/15/48 (BAM)	300,000	275,631
(The Learning Choice Academy) Series A 4.00% 7/1/31	95,000	94,330
(The Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/49 #	300,000	263,676
California School Finance Authority
(Green Dot Public Schools California Projects) Series A 144A 5.00% 8/1/48 #	250,000	248,835
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	271,089
(Larchmont Charter School Project) Series A 144A 5.00% 6/1/43 #	250,000	244,975
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/30 #	310,000	311,079
Series G 144A 5.00% 6/1/37 #	330,000	313,081
		3,054,083
Electric Revenue Bonds — 5.90%
Puerto Rico Electric Power Authority
Series TT 5.00% 7/1/37 ‡	1,165,000	853,362
		853,362
Healthcare Revenue Bonds — 12.15%
California Municipal Finance Authority
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	256,242
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Schedule of investments
Delaware Ivy California Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority
(Eisenhower Medical Center)
Series B 5.00% 7/1/42	250,000	$ 254,615

(Retirement Housing Foundation Obligated Group) Series A 5.00% 11/15/32	425,000	507,480
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 5.25% 12/1/44	250,000	250,132
Series A 144A 5.25% 12/1/56 #	250,000	247,863
Washington Township Health Care District
Series A 3.75% 7/1/31	255,000	243,334
		1,759,666
Housing Revenue Bond — 3.16%
CSCDA Community Improvement Authority Essential Housing Revenue
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	228,822
Los Angeles Housing Authority
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	228,028
		456,850
Local General Obligation Bond — 2.00%
Oro Grande Elementary School District
(San Bernardino County,California) 4.00% 9/15/32	300,000	289,851
		289,851
Pre-Refunded Bonds — 2.10%
California School Finance Authority
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	25,000	26,465
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Tobacco Settlement Asset-Backed Bonds Series A-1 5.00% 6/1/29-27 §	250,000	276,823
		303,288
Special Tax Revenue Bonds — 30.23%
Chino Community Facilities District
5.00% 9/1/47	150,000	152,078
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Chino Public Financing Authority
Series A 3.50% 9/1/43	250,000	$ 202,018
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	541,627	453,612
Jurupa Community Services District
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	185,074
Series A 4.25% 9/1/47	300,000	273,684
Lammersville Joint Unified School District
(Lammersville School District Community Facilities District No. 2002 (Mountain House)) 5.00% 9/1/33	250,000	261,457
Murrieta CA Community Facilities District
(Golden City) Series A 5.00% 9/1/46	300,000	304,713
Ontario CA Community Facilities District No 28
(New Haven Facilities - Area A)
5.00% 9/1/42	130,000	132,800
5.00% 9/1/47	230,000	233,379
Ontario CA Community Facilities District No 31
(Carriage House / Amberly Lane) 5.00% 9/1/47	135,000	136,813
Poway Unified School District
(DEL SUR East) Series C 5.00% 9/1/46	250,000	249,985
Puerto Rico Sales Tax Financing Revenue
Series A-1 5.596% 7/1/51 ^	279,000	50,571
Series A-1 5.668% 7/1/46 ^	720,000	178,301
Roseville
(Fiddyment Ranch Community Facilities) Series A 5.00% 9/1/35	250,000	260,175
Sacramento
(Natomas Central Community Facilities) 5.00% 9/1/41	250,000	254,312
San Bernardino County
(Lyte Creek North) 4.00% 9/1/42	250,000	227,665

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Tulare Redevelopment Agency Successor Agency
Series A 4.00% 8/1/40 (BAM)	250,000	$ 247,728
Western Riverside Water & Wastewater Financing Authority
(Local Agency Revenue Bonds) Series A 5.00% 9/1/29	250,000	269,790
William S Hart Union High School District
5.00% 9/1/47	300,000	303,231
		4,377,386
State General Obligation Bonds — 2.57%
Commonwealth of Puerto Rico
Series C 3.357% 11/1/43 •	641,088	281,277
(Restructured) Series A1 4.00% 7/1/41	116,000	91,158
		372,435
Transportation Revenue Bonds — 4.74%
Foothill-Eastern Transportation Corridor Agency, California
Series B-1 3.95% 1/15/53	300,000	266,889
Norman Y Mineta San Jose International Airport SJC
Series A 5.00% 3/1/47 (AMT)	200,000	202,122
San Francisco City & County Airport Comm-San Francisco International Airport
Series A 4.00% 5/1/49 (AMT)	250,000	217,350
		686,361
Total Municipal Bonds (cost $15,239,878)		14,096,834
Number of shares
Short-Term Investments — 1.50%
Money Market Mutual Funds — 0.12%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 4.04%)	16,899	16,899
16,899

	Principal amount°	Value (US $)
Variable Rate Demand Note — 1.38%¤
Los Angeles Department of Water & Power
(Power System) Series A 2.50% 7/1/50 (SPA - Royal Bank of Canada N.A.)•	200,000	$ 200,000
		200,000
Total Short-Term Investments (cost $216,899)		216,899

Total Value of Securities—98.86% (cost $15,456,777)		14,313,733
Receivables and Other Assets Net of Liabilities—1.14%		164,861
Net Assets Applicable to 1,594,566 Shares Outstanding—100.00%		$14,478,594
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2022, the aggregate value of Rule 144A securities was $2,629,855, which represents 18.16% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of December 31, 2022.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax

NQ-IV051 [12/22] 2/23 (2740529)    3

Schedule of investments
Delaware Ivy California Municipal High Income Fund   (Unaudited)
Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
Summary of abbreviations: (continued)
LIBOR06M – ICE LIBOR USD 6 Month
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

4    NQ-IV051 [12/22] 2/23 (2740529)